Computer Software	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
Computer Software
Computer Software

Computer software as of December 31, 2017 and 2016 consists of the following (in millions):

	2017	2016
Software from business acquisitions	$1,130	$1,138
Capitalized software development costs	1,422	1,066
Purchased software	310	172
Computer software	2,862	2,376
Accumulated amortization	(1,134)	(768)
Computer software, net of accumulated amortization	$1,728	$1,608

Amortization expense for computer software was $436 million, $396 million and $229 million for the years ended December 31, 2017, 2016 and 2015, respectively.